long-term debt (Details) $ in Millions, $ in Millions	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CAD ($)
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 18,238		$ 18,451
Lease liabilities	1,694		1,837
Long-term debt	19,932		20,288		$ 18,518
Current	1,913		1,432
Non-current	18,019		18,856
TELUS Corporation senior notes
Details of long-term debt
Long-term debt excluding Lease liabilities	16,184		15,021
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt excluding Lease liabilities	197		731
Long-term debt	197	$ 159	731	$ 574
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt excluding Lease liabilities	448		622
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt excluding Lease liabilities	1,092		1,804
Other
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 317		$ 273